STOCK BASED COMPENSATION - Summary of non vested stock options (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Weighted Average Grant Date Fair Value
Weighted average grant date fair value per option granted		$ 7.67
2012 Plan
Shares Under Outstanding Options
Non-Vested Options at beginning			1,433,000
Forfeited (in shares)	(31,095)		(141,000)
Vested (in shares)			(898,000)
Non-Vested Options at ending				1,433,000
Weighted Average Grant Date Fair Value
Non-Vested Options at beginning			$ 20.02
Weighted average grant date fair value per option granted				$ 10.84	$ 20.84
Forfeited (per share)			17.83
Vested (per share)			$ 16.94
Non-Vested Options at ending				$ 20.02
2018 Plan
Shares Under Outstanding Options
Granted (in shares)			761,000
Weighted Average Grant Date Fair Value
Weighted average grant date fair value per option granted			$ 7.22
2012 and 2018 Plans
Shares Under Outstanding Options
Non-Vested Options at beginning		1,155,000
Non-Vested Options at ending			1,155,000
Weighted Average Grant Date Fair Value
Non-Vested Options at beginning		$ 14.25
Non-Vested Options at ending			$ 14.25